Cost of Services (Tables)	12 Months Ended
Dec. 31, 2022
Cost of Services [Abstract]
Schedule of cost of services
	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Payroll and related	1,888	1,615	1,266
Depreciation and amortization	667	746	1,161
Subcontractors	505	657	902
Freight	189	197	279
Others	274	171	227
Total	3,523	3,386	3,835